FAIR VALUE MEASUREMENT (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 579,665,268	$ 538,855,984
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Master Trust [Line Items]
Investments at fair value	118,942,975	291,099,237
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	94,876,880	268,678,941
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	13,234,944	12,365,608
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Master Trust [Line Items]
Investments at fair value	5,435,126	4,349,698
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	1,662,794	2,407,857
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	2,319,052	1,790,845
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	1,118,444	1,228,945
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	178,051	165,032
Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. government securities
EBP, Master Trust [Line Items]
Investments at fair value	117,684	112,311
Level 1
EBP, Master Trust [Line Items]
Investments at fair value	118,647,240	290,821,894
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	94,876,880	268,678,941
Level 1 | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	13,234,944	12,365,608
Level 1 | Common stocks
EBP, Master Trust [Line Items]
Investments at fair value	5,435,126	4,349,698
Level 1 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	1,662,794	2,407,857
Level 1 | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	2,319,052	1,790,845
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	1,118,444	1,228,945
Level 1 | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 1 | U.S. government securities
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2
EBP, Master Trust [Line Items]
Investments at fair value	295,735	277,343
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Common stocks
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	178,051	165,032
Level 2 | U.S. government securities
EBP, Master Trust [Line Items]
Investments at fair value	117,684	112,311
Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Kennametal Inc. capital stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Common stocks
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Common/Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | U.S. government securities
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Investments measured at NAV
EBP, Master Trust [Line Items]
Investments at fair value	$ 460,722,293	$ 247,756,747